CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 30	$ 226	$ 1,697
Accounts receivable, net of allowances	7	0
Inventories, net	1,443	4,567	2,056
Income tax receivable		0	(7)
Vendor deposits	3,280	3,603	3,944
Prepaid expenses and other current assets	962	1,426	1,165
Total current assets	5,722	9,822	8,855
Property and equipment, net	583	1,326	2,190
Right-of-use-assets	296	110	0
Intangible assets, net	2,866	3,834	2,655
Long-term inventories, net	3,121	0
Deferred offering costs	0	2,337	0
Other assets	5,683	7,018	8,366
Total Assets	18,271	24,447	22,066
Current liabilities:
Accounts payable	8,921	7,743	2,114
Accrued expenses and other current liabilities	1,951	5,304	2,420
Operating lease liability, current portion	53	106	0
Deferred revenue	66	29	15
Loan payable	6,266	6,708	6,927
Senior secured notes	1,038	0
Income tax payable	7	7	0
Convertible note payable	0	4,270	0
Total current liabilities	18,302	24,167	11,476
Operating lease liability, net of current portion	243	9	0
Warrant liabilities	0	3,004	0
PPP loan payable		0	520
Total liabilities	18,545	27,180	11,996
Commitments and contingencies (Note 13)
Stockholders' equity (deficit)
Common stock	7	4	3
Additional paid-in capital	154,942	112,436	37,806
Accumulated other comprehensive income (loss)	286	365	(159)
Accumulated deficit	(155,509)	(115,538)	(57,313)
Total stockholders' equity (deficit)	(274)	(2,733)	(19,663)
Total liabilities and stockholders' equity (deficit)	$ 18,271	24,447	22,066
Series Seed convertible preferred stock [Member]
Current liabilities:
Convertible preferred stock		0	7,594
Series A convertible preferred stock [Member]
Current liabilities:
Convertible preferred stock		$ 0	$ 22,139